Net Investment in Sales-type Leases (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Net Investment in Sales-type Leases [Abstract]
2016	$ 13,249
2017	9,229
2018	6,189
2019	2,293
2020 and thereafter	898
Capital Leases Future Minimum Payments Receivable	$ 31,858